Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 2,631	$ 2,837	$ 2,810
State income tax, at statutory rates, net of federal tax benefit	281	244	237
Revaluation of tax related assets and liabilities	(910)
Tax credits and benefits, net of related expenses	(774)	(710)	(700)
Tax-exempt income	(200)	(196)	(201)
Noncontrolling interests	(12)	(20)	(19)
Nondeductible legal and regulatory expenses	213	30
Other items	35	(24)	(30)
Applicable income taxes	$ 1,264	$ 2,161	$ 2,097